Management Report - Corporate Divisions - Non-Core Operations Unit (Detail) - Non-Core Operations Unit [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-Core Operations Unit [Line Items]
Net revenues		€ 0	€ 0	€ (382)
thereof [Abstract]
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		0	0	(1,307)
Provision for credit losses		0	0	128
Noninterest expenses [Abstract]
Compensation and benefits		0	0	68
General and administrative expenses		0	0	2,659
Policyholder benefits and claims		0	0	0
Impairment of goodwill and other intangible assets		0	0	(49)
Restructuring activities		0	0	4
Total noninterest expenses		0	0	2,682
Noncontrolling interests		0	0	(4)
Income (loss) before income taxes		0	0	(3,187)
Assets	[1]	0	0	5,523
Risk-weighted assets	[2]	0	0	9,174	[3]
Average shareholders equity	[4]	€ 0	€ 0	€ 690

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[2]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.
[3]	Risk-weighted assets and capital ratios are based upon CRR/CRD4 fully-loaded.
[4]	See Measurement of Segment Profit or Loss above for a description of how average shareholders' equity is allocated to the divisions.